Note 14 - Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
14	Supplemental cash flow information
There were no significant non-cash transactions during the periods ended March 31, 2017 and 2016.